Shareholder Report, Line Graph (Details) - USD ($)		12 Months Ended		24 Months Ended	36 Months Ended	48 Months Ended	60 Months Ended	72 Months Ended	84 Months Ended	96 Months Ended	108 Months Ended	120 Months Ended
	May 31, 2015	May 31, 2025	May 31, 2016	May 31, 2017	May 31, 2018	May 31, 2019	May 31, 2020	May 31, 2021	May 31, 2022	May 31, 2023	May 31, 2024	May 31, 2025
Columbia High Yield Bond Fund - Class A
Account Value [Line Items]
Line Graph and Table Measure Name		Class A (including sales charges)
Accumulated Value	$ 9,522		$ 9,502	$ 10,460	$ 10,470	$ 11,043	$ 11,354	$ 12,757	$ 12,147	$ 12,064	$ 13,284	$ 14,408
Columbia High Yield Bond Fund -Class C
Account Value [Line Items]
Line Graph and Table Measure Name		Class C (including sales charges)
Accumulated Value	10,000		9,936	10,822	10,748	11,251	11,480	12,819	12,108	11,942	13,044	14,045
Columbia High Yield Bond Fund - Institutional Class
Account Value [Line Items]
Line Graph and Table Measure Name		Institutional Class
Accumulated Value	10,000		10,004	11,039	11,078	11,713	12,072	13,586	12,968	12,923	14,253	15,498
Columbia High Yield Bond Fund - Institutional 2 Class
Account Value [Line Items]
Line Graph and Table Measure Name		Institutional 2 Class
Accumulated Value	10,000		10,048	11,061	11,105	11,751	12,119	13,664	13,048	13,010	14,361	15,627
Columbia High Yield Bond Fund - Institutional 3 Class
Account Value [Line Items]
Line Graph and Table Measure Name		Institutional 3 Class
Accumulated Value	10,000		10,019	11,034	11,084	11,735	12,109	13,681	13,073	13,043	14,403	15,681
Columbia High Yield Bond Fund - Class R
Account Value [Line Items]
Line Graph and Table Measure Name		Class R
Accumulated Value	10,000		9,956	10,931	10,915	11,484	11,778	13,198	12,528	12,425	13,634	14,750
Columbia High Yield Bond Fund - Class S
Account Value [Line Items]
Line Graph and Table Measure Name		Class S
Accumulated Value	10,000		9,979	10,985	10,995	11,597	11,924	13,396	12,756	12,669	13,951	15,154
Bloomberg U.S. Aggregate Bond Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Bloomberg U.S. Aggregate Bond Index
Accumulated Value	10,000		10,299	10,462	10,423	11,090	12,134	12,085	11,091	10,854	10,995	11,596
ICE BofA US Cash Pay High Yield Constrained Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		ICE BofA US Cash Pay High Yield Constrained Index
Accumulated Value	$ 10,000		$ 9,912	$ 11,283	$ 11,536	$ 12,158	$ 12,203	$ 14,028	$ 13,336	$ 13,318	$ 14,796	$ 16,163